Cover	12 Months Ended
Oct. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Clearmind Medicine Inc.
Entity Central Index Key	0001892500
Entity File Number	001-41557
Entity Incorporation, State or Country Code	A1
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	101 – 1220 West 6th Avenue
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6H1A5
Entity Listings [Line Items]
Title of 12(b) Security	Common shares, no par value per share
Trading Symbol	CMND
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	4,265,186
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dr. Adi Zuloff-Shani
Contact Personnel Email Address	invest@clearmindmedicine.com
Entity Address, Address Line One	101 – 1220 West 6th Avenue
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6H1A5
Entity Phone Fax Numbers [Line Items]
City Area Code	973
Local Phone Number	536.1016